Investments in Associates and other Companies (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Associates And Other Companies
Opening balance as of January 1,	$ 32,003	$ 27,585	$ 23,780
Acquisition of investments			3
Sale of investments
Participation in income	1,146	1,325	1,144
Dividends received	(130)	(38)	(116)
Other adjustments	(22,842)	3,131	2,774
Total	$ 10,177	$ 32,003	$ 27,585